Consolidated Statements of Shareholders’ Equity (Deficit) - USD ($)	Legacy Rumble Class A Common Stock	Legacy Rumble Class B Common Stock	Class A Common Stock	Class B Common Stock	Class C Common Stock	Class D Common Stock	Additional Paid-in Capital	Deficit	Total
Balance at Dec. 31, 2020	$ 582,338	$ 19,355					$ 3,022,547	$ (3,965,175)	$ (340,935)
Balance (in Shares) at Dec. 31, 2020	7,491,000	50,000
Issuance of Legacy Rumble Class A Common Stock in exchange for Legacy Rumble preference shares	$ 35,714,286								35,714,286
Issuance of Legacy Rumble Class A Common Stock in exchange for Legacy Rumble preference shares (in Shares)	172,020
Issuance of Legacy Rumble Class B Common Stock in exchange for Legacy Rumble Class A Common Stock (in Shares)	(63,676)	63,676
Issuance of Legacy Rumble Common Shares and options in connection with Locals acquisition	$ 6,972,629	$ 66,062					419		7,039,110
Issuance of Legacy Rumble Common Shares and options in connection with Locals acquisition (in Shares)	520,346	11,760
Issuance costs in connection with Locals acquisition	$ (45,644)	$ (432)					(3)		(46,079)
Issuance of Legacy Rumble restricted stock units		$ 44,776							44,776
Issuance of Legacy Rumble restricted stock units (in Shares)		9,784
Share based payments							1,369,703		1,369,703
Loss for the year								(13,413,532)	(13,413,532)
Balance at Dec. 31, 2021	$ 43,223,609	$ 129,761					4,392,666	(17,378,707)	30,367,329
Balance (in Shares) at Dec. 31, 2021	8,119,690	135,220
Issuance of Legacy Rumble Class A Common Stock in exchange for Legacy Rumble preference shares	$ 17,314,203								17,314,203
Issuance of Legacy Rumble Class A Common Stock in exchange for Legacy Rumble preference shares (in Shares)	606,360
Issuance of Class A and C Common Stock in exchange for Legacy Rumble Class A and B common shares	$ (60,537,812)	$ (129,761)	$ 4,897		$ 16,876		60,645,800
Issuance of Class A and C Common Stock in exchange for Legacy Rumble Class A and B common shares (in Shares)	(8,726,050)	(135,220)	48,970,404		168,762,214
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants			$ 731,281				(731,281)
Issuance of Class A Common Stock in exchange for Legacy Rumble warrants (in Shares)			14,153,048
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement					$ (110)		(10,999,890)		(11,000,000)
Repurchase of Class C Common Stock in the Key Individual Subscription Agreement (in Shares)					(1,100,000)
Issuance of Class D Common Stock in the Key Individual Subscription Agreement						$ 10,578	989,422		1,000,000
Issuance of Class D Common Stock in the Key Individual Subscription Agreement (in Shares)						105,782,403
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction			$ 1,088	$ 750			105,089,512		105,091,350
Issuance of Class A and B Common Stock in connection with the Qualifying Transaction (in Shares)			10,875,000	7,500,000
Issuance of Class A Common Stock in exchange for CFVI Class B common shares			$ 750	$ (750)
Issuance of Class A Common Stock in exchange for CFVI Class B common shares (in Shares)			7,500,000	(7,500,000)
Issuance of Class A Common Stock in connection with public shares			$ 2,997				299,690,113		299,693,110
Issuance of Class A Common Stock in connection with public shares (in Shares)			29,969,311
Issuance costs in connection with the Qualifying Transaction							(54,091,750)		(54,091,750)
Excess fair value over net assets acquired – listing fee							(2,265,284)		(2,265,284)
Eliminate CFVI’s historical accumulated deficit							(37,003,588)		(37,003,588)
Share based payments							1,933,403		1,933,403
Loss for the year								(11,403,994)	(11,403,994)
Balance at Dec. 31, 2022			$ 741,013		$ 16,766	$ 10,578	$ 367,649,123	$ (28,782,701)	$ 339,634,779
Balance (in Shares) at Dec. 31, 2022			111,467,763		167,662,214	105,782,403